Business Combinations	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Business Combinations [Abstract]
Business Combinations

6. Business Combinations

The operating results of the businesses acquired are included in the consolidated statements of operations from the date of acquisition. The Company accounted for the acquisitions under the acquisition method and, as a result, the purchase price was allocated to the assets acquired and liabilities assumed based upon their respective fair values. The excess of the purchase price over the estimated fair value of net tangible assets was allocated to specifically identified intangible assets, with the residual being allocated to goodwill.

Fiscal 2015 Acquisitions

During the nine months ended June 30, 2015, the Company acquired certain assets of ten companies complementary to its business for a total fair value consideration of $44.8 million, including $6.1 million of contingent consideration.

Capstone Services, LLC (“Capstone”). On October 31, 2014, the Company acquired the assets of Capstone for $4.5 million. Capstone is located in Minnesota and provides residential and home-based supportive living services to individuals with developmental disabilities. The Company acquired $3.5 million of intangible assets which included $2.6 million of agency contracts with a weighted average useful life of 12 years, $0.8 million of licenses and permits with a weighted average useful life of 10 years, and $0.1 million for a non-compete/non-solicit agreement with a useful life of 5 years. In addition, the Company acquired total tangible assets of $0.2 million. As a result of this acquisition, the Company recorded $0.8 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes.

Lakeview Systems (“Lakeview”). On December 29, 2014, the Company acquired certain assets of Lakeview’s New Hampshire programs for $8.0 million. Lakeview provides community-based residential services for individuals with brain injuries. The Company acquired $6.7 million of intangible assets which included $6.0 million of agency contracts with a weighted average useful life of 12 years, $0.7 million of licenses and permits with a weighted average useful life of 10 years, and $31 thousand for a non-compete/non-solicit agreement with a useful life of 5 years. In addition, the Company acquired total tangible assets of $48 thousand. As a result of this acquisition, the Company recorded $1.3 million of goodwill in the Post-Acute Specialty Rehabilitation Services segment, which is expected to be deductible for tax purposes.

Cassell & Associates LLC (“Cassell”). On January 13, 2015, the Company acquired the assets of Cassell’s Michigan programs for $24.3 million, including $6.1 million of contingent consideration. The terms of the acquisition agreement require the Company to pay an earn-out upon successfully meeting certain revenue and EBITDA targets through February 2017. There is no dollar cap on the earn-out. Cassell provides non-residential therapeutic vocational services to individuals recovering from brain injuries in the state of Michigan. The Company acquired $11.6 million of intangible assets which included $10.3 million of agency contracts with a weighted average useful life of 12 years, $0.2 million of non-compete/non-solicit agreement with a useful life of 5 years, and $1.1 million of trade names with a useful life of 5 years. In addition, the Company acquired total tangible assets of $37 thousand. The estimated fair values of the intangible assets acquired at the date of acquisition are determined based on a valuation that has yet to be finalized. The Company’s valuations are subject to adjustment as additional information is obtained; however these adjustments are not expected to be material. Based on the preliminary fair value estimate of the net assets acquired at the date of acquisition, the Company recorded $12.6 million of goodwill in the Post-Acute Specialty Rehabilitation Services segment, which is expected to be deductible for tax purposes.

Comprehensive Professional Services (“CPS”). On March 23, 2015, the Company acquired the assets of CPS’s Michigan programs for $1.3 million. CPS provides community-based, residential services for individuals with brain injuries. The Company acquired $0.9 million of intangible assets which included $0.7 million of agency contracts with a weighted average useful life of 12 years, $0.2 million of licenses and permits with a weighted average useful life of 10 years, $5 thousand for a non-compete/non-solicit agreement with a useful life of 5 years. In addition, the Company acquired total tangible assets of $19 thousand. As a result of this acquisition, the Company recorded $0.4 million of goodwill in the Post-Acute Specialty Rehabilitation Services segment, which is expected to be deductible for tax purposes.

Snug Harbor Home Health, Inc. (“Snug Harbor”). On April 1, 2015, the Company acquired the assets of Snug Harbor for $1.0 million. Snug Harbor provides home and community-based services to individuals with intellectual and/or developmental disabilities. The Company acquired $0.9 million of agency contracts with a weighted average useful life of 12 years. In addition, the Company acquired total tangible assets of $28 thousand. The estimated fair values of the intangible assets acquired at the date of acquisition are determined based on a valuation that has yet to be finalized. The Company’s valuations are subject to adjustment as additional information is obtained; however these adjustments are not expected to be material. Based on the preliminary fair value estimate of the net assets acquired at the date of acquisition, the Company recorded $34 thousand of goodwill in the Human Services segment, which is expected to be deductible for tax purposes.

Heritage Residential Services, Inc. (“Heritage”). On April 30, 2015, the Company acquired the assets of Heritage for $2.2 million. Heritage provides residential and related services to individuals with intellectual and/or developmental disabilities. The Company acquired $1.3 million of intangible assets which included $1.1 million of agency contracts with a weighted average useful life of 12 years, $0.2 million of licenses and permits with a weighted average useful life of 10 years, and $22 thousand of trade names with a useful life of 1 year. The estimated fair values of the intangible assets acquired at the date of acquisition are determined based on a valuation that has yet to be finalized. The Company’s valuations are subject to adjustment as additional information is obtained; however these adjustments are not expected to be material. Based on the preliminary fair value estimate of the net assets acquired at the date of acquisition, the Company recorded $0.9 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes.

Visions of N.E.W., LLC (“Visions of N.E.W.”). On April 30, 2015, the Company acquired the assets of Visions of N.E.W. for $3.0 million. Visions of N.E.W. provides residential, transportation, job coaching, supportive care and similar services to individuals with developmental disabilities. The Company acquired $2.2 million of intangible assets which included $1.8 million of agency contracts with a weighted average useful life of 12 years, and $0.4 million of licenses and permits with a weighted average useful life of 10 years. In addition, the Company acquired total tangible assets of $0.1 million. The estimated fair values of the intangible assets acquired at the date of acquisition are determined based on a valuation that has yet to be finalized. The Company’s valuations are subject to adjustment as additional information is obtained; however these adjustments are not expected to be material. Based on the preliminary fair value estimate of the net assets acquired at the date of acquisition, the Company recorded $0.7 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes.

Other Acquisitions. During fiscal 2015, the Company acquired the assets of Kessel Group Home, Inc (“Kessel”), Individual Expressions, Inc (“Individual Expressions”), and Georgia Rehabilitation Institute, Inc at Harison Heights (“Harison Heights”). Kessel and Individual Expressions are in the business of providing group home and related services to individuals with developmental disabilities and are included in our Human Services segment. Harison Heights is engaged in the business of providing assisted living, supported living or transitional living services to individuals with brain injuries, neuromuscular disorders, spinal cord injuries and similar conditions and is included in our SRS segment. Total cash consideration for these companies was $0.6 million of which $0.4 million was recorded for identifiable intangible assets, $0.2 million was recorded for goodwill and $48 thousand was recorded for tangible assets.

The following table summarizes the recognized amounts of identifiable assets acquired at the date of each acquisition:

(in thousands)	Identifiable intangible assets	Property and equipment	Total identifiable net assets	Goodwill
Capstone	$3,539	$178	$3,717	$758
Lakeview	6,664	48	6,712	1,272
Cassell	11,600	37	11,637	12,633
CPS	876	19	895	355
Snug Harbor	938	28	966	34
Heritage	1,252	—	1,252	945
Visions of N.E.W.	2,240	122	2,362	663
Other acquisitions	361	48	409	228

Total	$27,470	$480	$27,950	$16,888

Fiscal 2014 Acquisitions

During the nine months ended June 30, 2014, the Company acquired seven companies complementary to its business for a total cash consideration of $16.6 million, of which $1.5 million was paid in July 2014.

Show-Me Health Care, Inc. (“Show-Me Health Care”). On November 29, 2013, the Company acquired the assets of Show-Me Health Care for $1.2 million. Show-Me Health Care is located in Missouri and provides community-based supportive living services to individuals with developmental disabilities. As a result of this acquisition, the Company recorded $0.3 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.9 million of intangible assets which included $0.7 million of agency contracts with a weighted average useful life of 12 years, $0.2 million of licenses and permits with a weighted average useful life of 10 years, and $14 thousand of non-compete/non-solicit agreement with a useful life of 5 years.

Occazio, Inc. (“Occazio”). On January 2, 2014, the Company acquired the assets of Occazio for $5.5 million. Occazio is located in Indiana and provides residential, home care and home health care services to consumers with intellectual and/or developmental disabilities. As a result of this acquisition, the Company recorded $1.4 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $3.9 million of intangible assets which included $2.9 million of agency contracts with a weighted average useful life of 12 years, $0.7 million of licenses and permits with a weighted average useful life of 10 years, $0.2 million trade name with a useful life of 5 years, and $24 thousand of non-compete/non-solicit agreement with a useful life of 5 years. In addition, the Company acquired total tangible assets of $0.2 million.

Momentum Rehabilitation Services, Inc., D/B/A Ann Arbor Rehabilitation Centers (“Ann Arbor”). On February 7, 2014, the Company acquired the assets of Ann Arbor for $4.8 million. Ann Arbor is located in Michigan and provides comprehensive on and off-campus residential housing and personalized daily services to adults with traumatic brain injury. As a result of this acquisition, the Company recorded $1.0 million of goodwill in the Post-Acute Specialty Rehabilitation Services segment, which is expected to be deductible for tax purposes. The Company acquired $3.8 million of intangible assets which included $3.7 million of agency contracts with a weighted average useful life of 12 years, $0.1 million trade name with a useful life of 5 years, and $33 thousand of non-compete/non-solicit agreement with a useful life of 5 years.

Tender Loving Care Metro, LLC (“Tender Loving Care”). On April 7, 2014, the Company acquired the assets of Tender Loving Care for $3.0 million. Tender Loving Care is located in Minnesota and provides residential and related services to adults with intellectual and/or developmental disabilities. As a result of this acquisition, the Company recorded $0.5 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $2.4 million of intangible assets which included $2.0 million of agency contracts with a weighted average useful life of 12 years, $0.3 million of licenses and permits with a weighted average useful life of 10 years, and $0.1 million of non-compete/non-solicit agreement with a useful life of 5 years.

G&D Alternative Living, Inc. (“G&D”). On June 30, 2014, the Company acquired the assets of G&D for $1.5 million. G&D is located in Ohio and provides group home services, day program services and related services to individuals with developmental disabilities. As a result of this acquisition, the Company recorded $0.3 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $1.1 million of intangible assets which included $0.9 million of agency contracts with a weighted average useful life of 12 years, $0.2 million of licenses and permits with a weighted average useful life of 10 years, and $6 thousand of non-compete/non-solicit agreement with a useful life of 5 years.

AmeriServe International of Arizona, Inc.(“AmeriServe”). On June 30, 2014, the Company acquired the assets of AmeriServe for $0.4 million. AmeriServe is located in Arizona and provides group home services, day program services and related services to individuals with developmental disabilities. As a result of this acquisition, the Company recorded $0.1 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.3 million of intangible assets which included $0.2 million of agency contracts with a weighted average useful life of 12 years, $39 thousand of licenses and permits with a weighted average useful life of 10 years, and $12 thousand of non-compete/non-solicit agreement with a useful life of 5 years.

Other Acquisitions. The Company acquired the assets of Rose View Group Home, LLC. This acquisition is in the business of providing group home and related services to individuals with developmental disabilities and is included in our Human Services segment. Total cash consideration for this company was $0.2 million.

The following table summarizes the recognized amounts of identifiable assets acquired assumed at the date of the acquisition:

(in thousands)	Identifiable intangible assets	Property and equipment	Total identifiable net assets	Goodwill
Show-Me Health Care	$895	$9	$904	$336
Occazio	3,863	216	4,079	1,421
Ann Arbor	3,801	50	3,851	972
Tender Loving Care	2,396	16	2,412	538
G&D	1,086	102	1,188	312
AmeriServe	288	43	331	69
Other acquisitions	143	1	144	57

Total	$12,472	$437	$12,909	$3,705

Pro forma Results of Operations

The following table presents the unaudited pro forma financial results as if the fiscal 2015 and fiscal 2014 acquisitions had occurred on the first day of the period presented. The pro forma information presented below does not intend to indicate what the Company’s results of operations would have been if the acquisitions had in fact occurred at the beginning of the earliest period presented nor does it intend to be a projection of the impact on future results or trends. The Company has determined that the presentation of the results of operations for each of these acquisitions, from the date of acquisition, is impracticable due to the integration of the operations upon acquisition.

	Nine Months Ended June 30,
(in thousands)	2015	2014
Pro forma net revenues	$1,029,420	$967,578
Net income (loss)	1,501	(8,607)

4. Business Combinations

The operating results of the businesses acquired are included in the consolidated statements of operations from the date of acquisition. The Company accounted for the acquisitions under the purchase method of accounting and, as a result, the purchase price was allocated to the assets acquired and liabilities assumed based upon their respective fair values. The excess of the purchase price over the estimated fair value of net tangible assets was allocated to specifically identified intangible assets, with the residual being allocated to goodwill.

Fiscal 2014 Acquisitions

During the fiscal year ended September 30, 2014, the Company acquired eleven companies complementary to its business for a total fair value consideration of $56.1 million.

Show-Me Health Care, Inc. (“Show-Me Health Care”). On November 29, 2013, the Company acquired the assets of Show-Me Health Care for $1.2 million. Show-Me Health Care is located in Missouri and provides community-based supportive living services to individuals with developmental disabilities. As a result of this acquisition, the Company recorded $0.3 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.9 million of intangible assets which included $0.7 million of agency contracts with a weighted average useful life of 12 years, $0.2 million of licenses and permits with a weighted average useful life of 10 years, and $14 thousand of non-compete/non-solicit agreement with a useful life of 5 years.

Occazio, Inc. (“Occazio”). On January 2, 2014, the Company acquired the assets of Occazio for $5.5 million. Occazio is located in Indiana and provides residential, home care and home health care services to consumers with intellectual and/or developmental disabilities. As a result of this acquisition, the Company recorded $1.4 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $3.9 million of intangible assets which included $2.9 million of agency contracts with a weighted average useful life of 12 years, $0.7 million of licenses and permits with a weighted average useful life of 10 years, $0.2 million trade name with a useful life of 5 years, and $24 thousand of non-compete/non-solicit agreement with a useful life of 5 years. In addition, the Company acquired total tangible assets of $0.2 million.

Momentum Rehabilitation Services, Inc., D/B/A Ann Arbor Rehabilitation Centers (“Ann Arbor”). On February 7, 2014, the Company acquired the assets of Ann Arbor for $4.8 million. Ann Arbor is located in Michigan and provides comprehensive on and off-campus residential housing and personalized daily services to adults with traumatic brain injury. As a result of this acquisition, the Company recorded $1.0 million of goodwill in the Post-Acute Specialty Rehabilitation Services segment, which is expected to be deductible for tax purposes. The Company acquired $3.8 million of intangible assets which included $3.7 million of agency contracts with a weighted average useful life of 12 years, $0.1 million trade name with a useful life of 5 years, and $33 thousand of non- compete/non-solicit agreement with a useful life of 5 years.

Tender Loving Care Metro, LLC (“Tender Loving Care”). On April 7, 2014, the Company acquired the assets of Tender Loving Care for $3.0 million. Tender Loving Care is located in Minnesota and provides residential and related services to adults with intellectual and/or developmental disabilities. As a result of this acquisition, the Company recorded $0.5 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $2.4 million of intangible assets which included $2.0 million of agency contracts with a weighted average useful life of 12 years, $0.3 million of licenses and permits with a weighted average useful life of 10 years, and $0.1 million of non-compete/non-solicit agreement with a useful life of 5 years.

AmeriServe International of Arizona, Inc. (“AmeriServe”). On June 30, 2014, the Company acquired the assets of AmeriServe for $0.4 million. AmeriServe is located in Arizona and provides group home services, day program services and related services to individuals with developmental disabilities. As a result of this acquisition, the Company recorded $0.1 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.3 million of intangible assets which included $0.2 million of agency contracts with a weighted average useful life of 12 years, $39 thousand of licenses and permits with a weighted average useful life of 10 years, and $12 thousand of non-compete/non-solicit agreement with a useful life of 5 years.

G&D Alternative Living, Inc. (“G&D”). On June 30, 2014, the Company acquired the assets of G&D for $1.5 million. G&D is located in Ohio and provides group home services, day program services and related services to individuals with developmental disabilities. As a result of this acquisition, the Company recorded $0.3 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $1.1 million of intangible assets which included $0.9 million of agency contracts with a weighted average useful life of 12 years, $0.2 million of licenses and permits with a weighted average useful life of 10 years, and $6 thousand of non-compete/non-solicit agreement with a useful life of 5 years.

Life by Design, Inc. (“Life by Design”). On July 23, 2014, the Company acquired the assets of Life by Design for $2.1 million. Life by Design is located in Minnesota and provides supported living and related services to individuals with developmental disabilities. Based on the estimated fair values of the assets acquired at the date of acquisition, the Company recorded $0.4 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $1.7 million of intangible assets which included $1.3 million of agency contracts with a weighted average useful life of 12 years, $0.3 million of licenses and permits with a weighted average useful life of 10 years, and $33 thousand of non-compete/non-solicit agreement with a useful life of 5 years.

Mass Adult Day Health Alliance (“Adult Day Health”). On September 8, 2014, the Company acquired Adult Day Health for consideration of $37.1 million, including $2.4 million of contingent consideration. Adult Day Health is located in Massachusetts and operates eight adult day health facilities in the Boston area and provides outpatient, center-based services that provide health, therapeutic and social support to elders in a group environment. Based on the estimated fair values of the net assets acquired at the date of acquisition, the Company recorded $18.0 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $18.1 million of intangible assets which included $12.4 million of agency contracts with a weighted average useful life of 12 years, $0.7 million of licenses and permits with a weighted average useful life of 10 years, $3.4 million trade name with an indefinite useful life, and $1.6 million of non-compete/non-solicit agreements with a useful life of 5 years. In addition, the Company acquired total tangible assets of $1.4 million.

The purchase price allocation for Adult Day Health has been prepared on a preliminary basis and is subject to change as additional information becomes available concerning the fair value of the intangible assets acquired. Any adjustments to the purchase price allocation will be made as soon as practicable but no later than one year from September 8, 2014, the acquisition date.

Other Acquisitions. During fiscal 2014, the Company acquired the assets of Rose View Group Home, LLC, Multi-Dimensional Services and Supports, Inc. and Residential CRF, Inc. All three of these acquisitions are in the business of providing group home and related services to individuals with developmental disabilities and are included in our Human Services segment. Total cash consideration for these companies was $0.4 million of which $0.1 million was recorded to goodwill and $0.3 million was recorded to intangible assets.

The following table summarizes the recognized amounts of identifiable assets acquired assumed at the date of the acquisition:

(in thousands)	Identifiable intangible assets	Property and equipment	Total identifiable net assets	Goodwill
Show-Me Health Care	$895	$9	$904	$336
Occazio	3,863	216	4,079	1,421
Ann Arbor	3,801	50	3,851	972
Tender Loving Care	2,396	16	2,412	538
AmeriServe	288	43	331	69
G&D	1,086	102	1,188	312
Life by Design	1,651	16	1,667	433
Adult Day Health	18,100	1,081	19,181	17,969
Other Acquisitions	272	106	378	57

Total	$32,352	$1,639	$33,991	$22,107

Pro forma Results of Operations

The unaudited pro forma results of operations provided below for fiscal 2014 and 2013 are presented as though acquisitions made during fiscal 2014 had occurred at the beginning of the periods presented. The pro forma information presented below does not intend to indicate what the Company’s results of operations would have been if the acquisitions had in fact occurred at the beginning of the earliest period presented nor does it intend to be a projection of the impact on future results or trends. The Company has determined that the presentation of the results of operations for each of these acquisitions, from the date of acquisition, is impracticable due to the integration of the operations upon acquisition.

(in thousands)	Year Ended September 30, 2014	Year Ended September 30, 2013
Net revenue	$1,286,173	$1,232,279
Income from operations	65,958	61,077

Fiscal 2013 Acquisitions

During the fiscal year ended September 30, 2013, the Company acquired three companies complementary to its business for total fair value consideration of $9.3 million.

Beyond Abilities. On September 20, 2013, the Company acquired the assets of Beyond Abilities for $4.4 million. Beyond Abilities is located in Wisconsin and provides residential and support services to individuals with cognitive disabilities and challenging behaviors. As a result of this acquisition, the Company recorded $1.3 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.1 million of tangible assets and $3.0 million of intangible assets, which included $1.5 million of agency contracts with a weighted average useful life of 12 years, $0.9 million of non-compete/non-solicit agreement with a useful life of 5 years, and $0.6 million of licenses and permits with a weighted average useful life of 10 years.

Community Links. On August 30, 2013, the Company acquired the assets of Community Links for $4.4 million. Community Links is located in Michigan and provides comprehensive supportive services to adults with traumatic brain injury. As a result of this acquisition, the Company recorded $1.3 million of goodwill in the Post-Acute Specialty Rehabilitation Services segment, which is expected to be deductible for tax purposes. The Company acquired $3.1 million of intangible assets which primarily included $3.0 million of agency contracts with a weighted average useful life of 12 years. The remaining purchase price was allocated to tangible assets.

Carolina Autism. On November 1, 2012, the Company acquired the assets of Carolina Autism for $0.5 million. Carolina Autism is located in South Carolina and provides group home services, behavioral services and related services primarily to individuals diagnosed with autism and pervasive development disorders. As a result of this acquisition, the Company recorded $14 thousand of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.4 million of intangible assets which included $0.2 million of licenses and permits with a weighted average useful life of 10 years, $0.1 million of non-complete/non-solicit agreement with a useful life of 5 years and $0.1 million of agency contracts with a weighted average useful life of 12 years. The remaining purchase price was allocated to tangible assets.

The following table summarizes the recognized amounts of identifiable assets acquired and liabilities assumed at the date of the acquisition:

(in thousands)	Identifiable intangible assets	Other Assets, current and long term	Property and equipment	Total identifiable net assets	Goodwill
Beyond Abilities	$2,984	$—	$136	$3,120	$1,280
Community Links	3,078	16	46	3,140	1,260
Carolina Autism	420	2	39	461	14

Total	$6,482	$18	$221	$6,721	$2,554

Fiscal 2012 Acquisitions

During the fiscal year ended September 30, 2012, the Company acquired seven companies complementary to its business for total fair value consideration of $16.5 million.

Families Together. On November 30, 2011, the Company acquired the assets of Families Together, Inc. (“Families Together”) for $3.0 million. Families Together is located in North Carolina and provides intensive in-home services, day treatment, case management, outpatient therapy and similar periodic services to children and their families. As a result of this acquisition, the Company recorded $0.9 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $2.1 million of intangible assets which included $1.0 million of non-compete agreement with a useful life of five years, $0.8 million of agency contracts with a weighted average useful life of eleven years, and $0.3 million of licenses and permits with a weighted average useful life of ten years.

SCVP. On March 26, 2012, the Company acquired the assets of SCVP, Inc. (“SCVP”) for $0.4 million. SCVP is located in Oregon and provides day program services and related services to individuals with developmental disabilities. The Company acquired $0.3 million of agency contracts with a weighted average useful life of ten years and $0.1 million of goodwill in the Human Services segment. The goodwill is expected to be deductible for tax purposes.

Copper Family Community Care. On April 5, 2012, the Company acquired the assets of Copper Family Community Care, Inc. (“Copper Family”) for $2.6 million. Copper Family is located in Wisconsin and provides group home services and related services to individuals with developmental disabilities. As a result of the acquisition, the Company recorded $0.7 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.1 million of tangible assets and $1.8 million of intangible assets, which included $1.4 million of agency contracts with a weighted average useful life of eleven years and $0.4 million of licenses and permits with a weighted average useful life of ten years.

Alpha Group Administrators. On August 31, 2012, the Company acquired the assets of Alpha Group Administrators, Inc. (“Alpha Group”) for $2.3 million. Alpha Group is located in Arizona and provides specialized care through group home services and day treatment services for clients with complex behavioral challenges, as well as intellectual and developmental disabilities. As a result of the acquisition, the Company recorded $0.1 million of goodwill in the Human Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.3 million of tangible assets and $1.9 million of intangible assets, which included $1.6 million of agency contracts with a weighted average useful life of twelve years and $0.3 million of licenses and permits with a weighted average useful life of ten years.

Radical Rehab Solutions. On August 31, 2012, the Company acquired the assets of Radical Rehab Solutions, LLC (“Radical Rehab”) for $8.0 million. Radical Rehab is located in Kentucky and provides community-based, post-acute rehabilitation programs for clients with acquired brain injury. As a result of the acquisition, the Company recorded $1.6 million of goodwill in the Post-Acute Specialty Rehabilitation Services segment, which is expected to be deductible for tax purposes. The Company acquired $0.1 million of tangible assets and $6.3 million of intangible assets which included $5.4 million of agency contracts with a weighted average useful life of twelve years, $0.7 million of licenses and permits with a weighted average useful life of ten years, and $0.2 million of non-compete/non-solicit with a weighted average useful life of five years.

Other Acquisitions. Additionally, during the first quarter of 2012, the Company acquired selected assets of Zumbro House, Inc., which provides group home services to individuals with developmental disabilities in the Mankato, Minnesota area and Georgia Rehabilitation Institute d/b/a Walton Rehabilitation Health System, a provider of acquired brain injury services in Georgia, for total cash of $0.2 million, $0.1 million of which was allocated to intangible assets.

The following table summarizes the recognized amounts of identifiable assets acquired and liabilities assumed at the date of the acquisition:

(in thousands)	Identifiable intangible assets	Other Assets, current and long term	Property and equipment	Total identifiable net assets	Goodwill
Families Together	$2,102	$—	$6	$2,108	$892
SCVP	291	—	5	296	154
Copper Family	1,836	—	116	1,952	687
Alpha Group	1,927	—	288	2,215	85
Radical Rehab	6,340	41	62	6,443	1,557
Other Acquisitions	89	—	20	109	46

Total	$12,585	$41	$497	$13,123	$3,421

Pro forma Results of Operations

The unaudited pro forma results of operations provided below for fiscal 2013 and 2012 are presented as though acquisitions made during fiscal 2013 and 2012 had occurred at the beginning of the periods presented. The pro forma information presented below does not intend to indicate what the Company’s results of operations would have been if the acquisitions had in fact occurred at the beginning of the earliest period presented nor does it intend to be a projection of the impact on future results or trends. The Company has determined that the presentation of the results of operations for each of these acquisitions, from the date of acquisition, is impracticable due to the integration of the operations upon acquisition.

(in thousands)	Year Ended September 30, 2013	Year Ended September 30, 2012
Net revenue	$1,192,664	$1,128,972
Income from operations	54,401	49,564